Exploration and Evaluation Assets (Schedule of Payment Requirements ) (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	$ 6,600,000
Total Lease payment	4,216,000
Total	10,816,000
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,400,000
Total Lease payment	1,111,000
Total	2,511,000
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,065,000
Total	2,365,000
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	676,000
Total	1,976,000
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	676,000
Total	1,976,000
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	688,000
Total	$ 1,988,000